Other Gains – Net	6 Months Ended
Jun. 30, 2024
Other Income (Losses) Net [Abstract]
Other Gains – Net	Other Gains – Net

	Six Months Ended June 30,
	2023	2024
(In thousands)
Net foreign exchange gains	$481	$162
Investment income from investments at fair value through profit and loss	782	2,058
Other loss	(100)	—
	$1,163	$2,220